SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.   SUBSEQUENT EVENTS

Management has considered subsequent events through April 27, 2020, which was the date these consolidated financial statements were issued .

(a)	Cash dividends to shareholders

On March 16, 2020, upon the approval of the Company's Board of Directors, the Company declared an annual dividend of USD 0.3 per ADS to shareholders of record as of the close of business on March 31, 2020.

(b)	Covid-19

In December 2019, a novel strain of coronavirus (COVID-19) was reported to have surfaced in Wuhan, PRC. On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. The COVID-19 outbreak has caused significant disruption to the financial markets and international supply chains, which can substantially depress global business activities, restrict access to capital and result in a long-term economic downturn that would negatively affect the group's operating results. It might also cause severe instabilities of transactions, which will in turn negatively affect the business in the future. While there have been intensifying efforts to contain the spread of the COVID-19 by the governments of the countries and territories affected, the impact on which COVID-19 could have, is highly uncertain and depends on future developments, including new information that emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The Group is in the process of analyzing its impact on the Group's business performance.